Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Share for Each Class of Ordinary Shares (Details) - USD ($)			12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Basic and diluted net loss per ordinary share, Numerator
Allocation of net loss - basic and diluted	$ (14,691)	$ (14,691)	$ (23,170,100)
Class A Ordinary Shares
Basic and diluted net loss per ordinary share, Numerator
Allocation of net loss - basic and diluted			$ (17,899,119)
Basic and diluted net loss per ordinary share, Denominator
Basic and diluted weighted average ordinary shares outstanding	0		28,639,726
Diluted weighted average ordinary shares outstanding			28,639,726
Basic and diluted net loss per ordinary share	$ 0		$ (0.62)
Diluted net loss per ordinary share			$ (0.62)
Class B Ordinary Shares
Basic and diluted net loss per ordinary share, Numerator
Allocation of net loss - basic and diluted	$ (14,691)		$ (5,270,981)
Basic and diluted net loss per ordinary share, Denominator
Basic and diluted weighted average ordinary shares outstanding	7,500,000		8,433,904
Diluted weighted average ordinary shares outstanding	7,500,000		8,625,000
Basic and diluted net loss per ordinary share	$ 0.00		$ (0.62)
Diluted net loss per ordinary share	$ 0.00		$ (0.62)